Condensed Financial Information of Registrant - Basis of Presentation - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012
Parent Company Only Financial Information [Line Items]
Restricted net asset percentage		25.00%
Senior Secured Notes [Member]
Parent Company Only Financial Information [Line Items]
Ownership percentage of equity holdings	100.00%	100.00%